Escrow Receivable	12 Months Ended
Jun. 30, 2018
Escrow Receivable [Abstract]
ESCROW RECEIVABLE

NOTE 10 – ESCROW RECEIVABLE

As of June 30, 2018, the Company placed $200,000 in an escrow account in connection with the Company’s indemnification as part of their IPO raise. The escrow shall remain in place for a period of 18 months until November 2019.